Financial Income (Expenses) - Summary of Foreign Exchange Hedging Transactions and the Related Balancing Items in the Income Statement (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	R$ 157,780	R$ 221,307	R$ 394,807	R$ 410,393
Losses on monetary and exchange rate variations	(330,883)	(159,641)	(1,529,458)	(311,015)
Gains on swap and forward transactions	559,770	167,748	1,634,968	318,873
Revenue from swap exchange coupons	64,923	45,518	112,090	86,811
Gains from exchange variations on swap instruments	494,847	122,230	1,522,878	232,062
Losses on swap and forward transactions	(283,417)	(243,564)	(431,567)	(455,352)
Losses on exchange rate variation on swap instruments	(5,982)	(160,474)	(5,982)	(314,136)
Financial costs of swap instruments	(277,435)	(83,090)	(425,585)	(141,216)
Variation on loans financing and debentures [Member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	(14,391)	160,466	(393)	313,365
Losses on monetary and exchange rate variations	(151,795)	(120,445)	(1,089,680)	(228,287)
Variation on imports [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	(13,581)	2,506	15,746	6,541
Losses on monetary and exchange rate variations	(24,740)	(3,964)	(43,774)	(9,791)
Variation on export receivables [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	16,804	585	46,580	7,322
Losses on monetary and exchange rate variations	(5,857)	(2,935)	(7,901)	(8,483)
Variation on accounts payable to subsidiaries abroad [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	109,119	57,750	183,468	83,165
Losses on monetary and exchange rate variations	(30,551)	(32,224)	(192,414)	(64,220)
Variation on financing [member]
Finance Income Cost [line items]
Losses on monetary and exchange rate variations	(117,940)	(73)	(195,689)	R$ (234)
Variations of demand deposits in foreign currency [member]
Finance Income Cost [line items]
Gains on monetary and exchange rate variations	R$ 59,829		R$ 149,406